THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
COMMON STOCK (93.1%)
AUSTRALIA (2.0%)
AMP Ltd. (Insurance)(s)..........................        80,200   $    814,950
Broken Hill Proprietary Co. Ltd. (Metals &
  Mining)(s).....................................       101,105      1,044,191
CSR Ltd. (Building Materials)(s).................       228,300        512,098
Foster's Brewing Group Ltd. (Food, Beverages &
  Tobacco)(s)....................................       139,405        370,263
Lend Lease Corp. Ltd. (Financial Services)(s)....        58,100        668,020
National Australia Bank Ltd. (Banking)(s)........       131,105      2,021,806
Pioneer International Ltd. (Building
  Materials)(s)..................................       283,972        620,690
Santos Ltd. (Oil-Production)(s)..................       197,100        506,170
Southcorp Ltd. (Food, Beverages & Tobacco)(s)....       208,800        725,157
Telstra Corp. Ltd. (Telecommunication
  Services)(s)...................................       329,200      1,673,417
Telstra Corp. Ltd. Installment Receipt
  (Telecommunication Services)+(s)...............       138,596        444,246
Westpac Banking Corp. Ltd. (Banking)(s)..........       141,600        907,930
Woolworths Ltd. (Retail)(s)......................       163,900        556,687
                                                                  ------------
                                                                    10,865,625
                                                                  ------------

AUSTRIA (0.4%)
Bank Austria AG (Banking)(s).....................        40,083      1,991,450
                                                                  ------------

DENMARK (0.1%)
Ratin A/S (Holding Companies)(s).................         6,113        635,333
                                                                  ------------

FINLAND (1.9%)
Nokia OYJ (Telecommunications-Equipment)(s)......        55,768      6,377,897
Stora Enso OYJ, R Shares (Forest Products &
  Paper)(s)......................................       208,524      2,771,639
Tietoenator Oyj Abp (Computer Software)(s).......        24,633        854,387
                                                                  ------------
                                                                    10,003,923
                                                                  ------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------

FRANCE (10.4%)
Alcatel (Telecommunications-Equipment)...........         9,325   $  1,428,904
Alstom SA (Railroads)(s).........................        59,251      1,793,543
AXA (Insurance)(s)...............................        27,531      3,880,381
Banque Nationale de Paris (Financial
  Services)(s)...................................        27,828      2,442,261
Carrefour SA (Retail)(s).........................        18,840      3,485,116
Castorama Dubois Investissement SA (Retail)(s)...         5,442      1,629,004
Christian Dior SA (Retail)(s)....................         5,943      1,063,136
CNP Assurances (Insurance)(s)....................        21,900        644,504
Coflexip SA (Oil-Services)(s)....................         6,413        505,529
Compagnie de Saint Gobain SA (Building
  Materials)(s)..................................        10,831      1,878,348
Credit Lyonnais (Banking)+(s)....................        56,847      1,717,786
France Telecom SA (Telecommunication
  Services)(s)...................................        11,430      1,103,441
Groupe Danone (Food, Beverages & Tobacco)(s).....        11,400      2,905,629
Lagardere S.C.A. (Multi - Industry)(s)...........        30,205      1,222,259
Louis Vuitton Moet Hennessy (Food, Beverages &
  Tobacco)(s)....................................         3,161        953,520
Pinault-Printemps-Redoute SA (Retail)(s).........         9,494      1,809,134
Renault SA (Automotive)(s).......................        19,140        989,762
Rhodia SA (Chemicals)(s).........................        87,462      1,686,860
Rhone-Poulenc SA, A Shares
  (Pharmaceuticals)(s)...........................        57,342      3,206,329
Sanofi-Synthelabo SA (Pharmaceuticals)+(s).......        27,651      1,219,176
SEITA (Food, Beverages & Tobacco)(s).............        21,689      1,208,200
Total SA, B Shares (Oil-Services)(s).............        90,456     12,216,998
Usinor SA (Metals & Mining)(s)...................        43,104        598,472
Vivendi (Utilities)(s)...........................        83,465      6,320,654
                                                                  ------------
                                                                    55,908,946
                                                                  ------------

GERMANY (8.4%)
BASF AG (Chemicals)(s)...........................        52,881      2,376,071
Bayerische Hypo-Und Vereinsbank AG (Banking)(s)..        27,504      1,803,865

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
GERMANY (CONTINUED)
Bilfinger & Berger Bau AG (Construction &
  Housing)(s)....................................        30,340   $    621,833
Celanese AG (Chemicals)+(s)......................         2,986         47,081
DaimlerChrysler AG (Automotive)(s)...............        63,806      4,962,687
Deutsche Telekom AG (Utilities)(s)...............        81,111      3,725,502
Dresdener Bank AG (Banking)(s)...................        30,161      1,545,411
Entrium Direct Bankers AG (Banking)+(s)..........        25,900        428,750
Hochtief AG (Construction & Housing)(s)..........        20,419        839,141
Hoechst AG (Holding Companies)(s)................        29,863      1,313,568
Karstadt AG (Retail)(s)..........................        14,110        637,704
Mannesman AG (Diversified Manufacturing)(s)......        52,444      8,240,634
Merck KgAA (Pharmaceuticals)(s)..................        13,000        448,168
Muenchener Rueckversicherungs-Gesellschaft AG
  (Insurance)(s).................................        11,165      2,558,226
Reckitt & Colman Deutshhland (Household
  Products)(s)...................................        59,200        716,902
SAP AG (Computer Software)(s)....................         6,839      2,538,849
Schering AG (Pharmaceuticals)(s).................         7,207        856,724
SGL Carbon AG (Chemicals)+(s)....................        10,500        671,542
Siemens AG (Diversified Manufacturing)(s)........        44,514      3,993,225
Stinnes AG (Transport & Services)(s).............        70,423      1,347,130
VEBA AG (Utilities)(s)...........................        80,467      4,347,149
Volkswagen AG (Automotive)(s)....................        15,200        897,849
                                                                  ------------
                                                                    44,918,011
                                                                  ------------
HONG KONG (1.4%)
Cheung Kong Holdings Ltd. (Real Estate)(s).......       166,000      1,511,613
Hongkong Electric Holdings Ltd. (Electric)(s)....       260,500        796,301
HSBC Holding PLC (Financial Services(s)..........        92,400      1,111,961
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
HONG KONG (CONTINUED)

Hutchison Whampoa Ltd. (Multi - Industry)(s).....       238,000   $  2,389,338
Sun Hung Kai Properties Ltd. (Real Estate)(s)....       210,000      1,702,809
                                                                  ------------
                                                                     7,512,022
                                                                  ------------

IRELAND (0.8%)
Bank of Ireland (Banking)(s).....................        91,222        711,422
CRH PLC (Building Materials)(s)..................        51,400        969,731
Eircom PLC (Telecommunication Services)(s).......       122,200        507,332
Irish Life and Permanent PLC (Financial
  Services)(s)...................................        71,498        728,936
Jefferson Smurfit Group PLC (Forest Products &
  Paper)(s)......................................       570,629      1,481,407
                                                                  ------------
                                                                     4,398,828
                                                                  ------------

ITALY (2.4%)
Assicurazioni Generali SPA (Insurance)(s)........        23,563        755,360
Banca Fideuram SPA (Financial Services)(s).......       243,480      1,471,481
ENI SPA (Oil-Services)(s)........................       436,006      2,547,950
Mediaset SpA (Broadcasting & Publishing)(s)......       102,527      1,022,652
Mediolanum SPA (Financial Services)(s)...........       115,400        937,581
Saipem SpA (Oil-Services)(s).....................       136,800        582,324
Telecom Italia SPA (Telecommunication
  Services)(s)...................................        78,260        675,315
Telecom Italia SPA - RNC (Telecommunication
  Services)(s)...................................       269,883      1,324,695
Unicredito Italiano SPA (Financial
  Services)(s)...................................       722,108      3,377,426
                                                                  ------------
                                                                    12,694,784
                                                                  ------------

JAPAN (24.6%)
Aiful Corp. (Banking)(s).........................         2,800        434,649
Ajinomoto Co., Inc. (Food, Beverages &
  Tobacco)(s)....................................        90,000      1,008,144

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
JAPAN (CONTINUED)
Asahi Bank Ltd. (Banking)(s).....................       280,000   $  2,484,476
Bank of Fukuoka Ltd. (Banking)(s)................       125,000        961,814
Bank of Tokyo - Mitsubishi Ltd. (Banking)(s).....       191,000      3,162,590
Bridgestone Corp. (Chemicals)(s).................        59,000      1,622,556
Citizen Watch Co. (Retail)(s)....................       144,000      1,016,941
DDI Corp. (Telecommunications)(s)................           255      2,785,549
Denso Corp. (Automotive Supplies)(s).............        33,000        705,155
Ebara Corp. (Machinery)(s).......................       155,000      1,847,642
Fanuc Ltd. (Machinery)(s)........................         6,800        527,788
Fuji Bank Ltd. (Banking)(s)......................       258,000      3,535,261
Fuji Heavy Industries, Ltd. (Truck & Freight
  Carriers)(s)...................................       121,000      1,027,271
Fujitsu Ltd. (Computer Systems)(s)...............       135,000      4,061,899
Hitachi Ltd. (Electrical Equipment)(s)...........       198,000      2,138,232
Hitachi Software Engineering Co. (Computer
  Software)(s)...................................        12,600      1,157,857
Honda Motor Co. Ltd. (Automotive)(s).............        65,000      2,740,512
Ito - Yokado Co. Ltd. (Retail)(s)................        36,000      2,876,963
Japan Tobacco, Inc. (Food, Beverages &
  Tobacco)(s)....................................           121      1,333,365
Kaken Pharmaceuticals (Pharmaceuticals)(s).......        58,000        427,942
Kawasaki Steel Corp. (Metals & Mining)(s)........       559,000      1,264,124
Kyocera Corp. (Electronics)(s)...................        31,000      2,970,485
Matsushita Electric Industrial Co. Ltd.
  (Electronics)(s)...............................       181,000      3,806,965
Minebea Co. Ltd. (Capital Goods)(s)..............       235,000      3,163,807
Mitsubishi Chemical Corp. (Chemicals)(s).........       956,000      4,332,961
Mitsubishi Corp. (Wholesale & International
  Trade)(s)......................................       237,000      1,703,238
Mitsubishi Estate Co. Ltd. (Real Estate)(s)......       112,000      1,121,502
Mitsui Marine & Fire Insurance Co. Ltd.
  (Insurance)(s).................................       137,000        907,119
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
JAPAN (CONTINUED)

Mitsui Mining & Smelting Co. Ltd. (Metals &
  Mining)(s).....................................        30,000   $    168,168
Mitsui Trust & Banking Co. Ltd. (Banking)(s).....       161,000        499,846
NAMCO Ltd. (Entertainment, Leisure & Media)(s)...        52,900      2,493,943
Nichiei Co. Ltd. (Financial Services)(s).........        25,200      1,303,947
Nintendo Co. Ltd. (Retail)(s)....................         8,400      1,332,119
Nippon Telegraph & Telephone Corp.
  (Telecommunications)(s)........................           705     10,808,734
Nippon Yusen Kabushiki Kaisha (Transport &
  Services)(s)...................................       811,000      3,497,028
Nishimatsu Construction Co. Ltd. (Construction &
  Housing)(s)....................................       423,000      2,225,248
Omron Corp. (Electrical Equipment)(s)............        51,000      1,065,350
Osaka Gas Co. Ltd. (Natural Gas)(s)..............       562,000      1,879,436
Pioneer Corp. (Electronics)(s)...................        59,000      1,052,117
Ricoh Co. Ltd. (Electrical Equipment)(s).........       159,000      2,591,595
Rohm Co. Ltd. (Electronics)(s)...................         9,400      2,107,703
Sakura Bank Ltd. (Banking)(s)....................        77,000        661,096
Sanyo Electric Co. Ltd. (Electronics)(s).........       248,000      1,188,194
Sekisui Chemical Co. Ltd. (Chemicals)(s).........       217,000      1,066,701
Shohkoh Fund & Co. Ltd. (Financial
  Services)(s)...................................         3,610      2,206,956
Snow Brand Milk Products Co. Ltd. (Food,
  Beverages & Tobacco)(s)........................       165,000        795,276
Softbank Corp. (Wholesale & International
  Trade)(s)......................................         9,400      3,900,152
Sony Corp. (Electronics)(s)......................         2,200        342,775
Sony Music Entertainment, Inc. (Entertainment,
  Leisure & Media)(s)............................        54,100      7,045,024
Sumitomo Bakelite Co. Ltd. (Chemicals)(s)........        70,000        690,207
Sumitomo Bank Ltd. (Banking)(s)..................        91,000      1,463,184

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
JAPAN (CONTINUED)
Sumitomo Rubber Industries Ltd. (Automotive
  Supplies)(s)...................................       253,000   $  1,500,641
Suzuki Motor Corp. (Automotive)(s)...............        84,000      1,274,971
Taiheiyo Cement Corp. (Building Materials)(s)....       239,000        522,154
Takeda Chemical Industries (Chemicals)(s)........        79,000      4,534,398
Takefuji Corp. (Financial Services)(s)...........         6,900        892,583
The Sanwa Bank Ltd. (Banking)(s).................        46,000        683,652
Tokuyama Corp. (Chemicals)(s)....................       170,000        733,039
Tokyo Electric Power Co., Inc. (Electric)(s).....        34,100        761,335
Tokyo Gas Co. Ltd. (Natural Gas)(s)..............       387,000        915,954
Tokyo Steel Manufacturing Co. Ltd. (Metals &
  Mining)(s).....................................       153,000        587,897
Tostem Corp. (Construction & Housing)(s).........        81,000      1,812,331
Toyo Trust & Banking Co. Ltd. (Banking)(s).......       274,000      1,732,847
Toyota Motor Corp. Ltd. (Automotive)(s)..........       107,000      3,701,321
Uny Co. Ltd. (Retail)(s).........................        63,000        814,967
West Japan Railway Co. (Railroads)(s)............           881      3,672,239
Yamaha Corp. (Electronics)(s)....................        68,000        456,113
York - Benimaru Co., Ltd. (Retail)(s)............        15,000        618,053
Yoshitomi Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(s)...........................        86,000      1,170,180
                                                                  ------------
                                                                   131,896,281
                                                                  ------------

NETHERLANDS (7.2%)
ABN Amro Holding NV (Banking)(s).................       159,123      3,844,993
Aegon NV (Insurance)(s)..........................        32,061      2,956,976
Akzo Nobel NV (Chemicals)(s).....................        23,500      1,011,205
Equant NV (Information Processing)+(s)...........        17,287      1,680,680
Fortis (NL) NV (Financial Services)(s)...........        66,680      2,293,851
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
NETHERLANDS (CONTINUED)

Getronics NV (Computer Systems)(s)...............        25,518   $  1,271,302
Heineken NV (Food, Beverages & Tobacco)(s).......        52,270      2,663,964
ING Groep NV (Financial Services)(s).............        81,624      4,811,157
Koninklijke Ahold NV (Retail)(s).................        18,485        567,317
Koninklijke Numico NV (Food, Beverages &
  Tobacco)(s)....................................        37,345      1,520,995
KPN NV (Telecommunication Services)(s)...........        44,163      2,264,712
Laurus NV (Retail)(s)............................        36,367        808,428
Philips Electronics NV (Electronics)(s)..........        38,931      3,989,549
Royal Dutch Petroleum Co. (Oil-Services)(s)......        39,170      2,339,671
STMicroelectronics NV (Semiconductors)(s)........        10,961        961,967
TNT Post Group NV (Transport & Services)(s)......            75          1,908
United Pan-Europe Communications NV
  (Telecommunication Services)+(s)...............        15,773      1,211,868
Vedior NV (Business & Public Services)(s)........        53,938        907,065
Vendex NV (Retail)(s)............................        43,990      1,283,041
Wolters Kluwer NV (Broadcasting &
  Publishing)(s).................................        70,893      2,367,250
                                                                  ------------
                                                                    38,757,899
                                                                  ------------

NEW ZEALAND (0.4%)
Fletcher Challenge Building (Building
  Materials)(s)..................................       252,500        311,861
Fletcher Challenge Energy (Gas Exploration)(s)...       141,100        324,973
Fletcher Challenge Paper (Forest Products &
  Paper)(s)......................................       700,500        457,412
Telecom Corp. of New Zealand Ltd.
  (Telecommunications)(s)........................       287,300      1,154,690
                                                                  ------------
                                                                     2,248,936
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
NORWAY (0.1%)
Nycomed Amersham PLC (Medical Supplies)(s).......        71,577   $    437,970
                                                                  ------------

PORTUGAL (0.7%)
Banco Pinto & Sotto Mayor SA (Banking)(s)........       150,339      3,128,675
Portugal Telecom SA (Telecommunications)(s)......        13,524        602,691
                                                                  ------------
                                                                     3,731,366
                                                                  ------------

SINGAPORE (0.9%)
DBS Group Holdings Ltd. (Financial
  Services)(s)...................................       124,265      1,404,088
Neptune Orient Lines Ltd. (Transport &
  Services)(s)...................................       703,000      1,018,263
Singapore Press Holdings Ltd. (Broadcasting &
  Publishing)(s).................................        38,000        650,903
Singapore Telecommunications Ltd.
  (Telecommunications)(s)........................       383,000        727,400
Venture Manufacturing Ltd. (Manufacturing)(s)....       102,000        907,297
                                                                  ------------
                                                                     4,707,951
                                                                  ------------

SPAIN (3.7%)
Banco Santander Central Hispano, SA
  (Banking)(s)...................................       431,756      4,478,980
Centros Comerciales Continente, S.A.
  (Retail)(s)....................................        31,918        764,210
Endesa SA (Electric)(s)..........................       185,657      3,713,417
Iberdrola SA (Electric)(s).......................        99,400      1,448,016
Indra Sistemas SA (Electronics)(s)...............        77,483        813,571
Repsol-YFP, SA (Oil-Production)(s)...............       120,800      2,488,551
Telefonica SA (Telecommunication Services)+(s)...       384,647      6,322,993
                                                                  ------------
                                                                    20,029,738
                                                                  ------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------

SWEDEN (2.2%)
Autoliv, Inc. (SDR) (Automotive Supplies)(s).....        60,849   $  1,935,179
Electrolux AB (Appliances & Household
  Durables)(s)...................................        32,575        648,477
Ericsson LM, B Shares (Telecommunications-
  Equipment)(s)..................................       175,363      7,279,986
Forenings Sparbanken AB (Banking)(s).............        64,232      1,021,384
Skandia Forsakrings AB (Insurance)(s)............        43,043        956,137
                                                                  ------------
                                                                    11,841,163
                                                                  ------------

SWITZERLAND (6.4%)
ABB AG (Electrical Equipment)+(s)................        11,565      1,149,730
Compagnie Financiere Richemont AG (Food,
  Beverages & Tobacco)(s)........................           487        930,701
Geberit International AG (Construction &
  Housing)+(s)...................................         2,740        807,397
Holderbank Financiere Glarus AG (Building
  Materials)(s)..................................           562        692,294
Nestle SA (Food, Beverages & Tobacco)(s).........         2,634      5,082,216
Novartis AG (Pharmaceuticals)(s).................         2,226      3,330,811
Roche Holding AG (Pharmaceuticals)(s)............           716      8,599,122
Schweizerische Lebensversicherungs-und
  Rentenanstalt (Insurance)(s)...................         1,272        751,311
SGS-Thomson Microelectronics NV (Electronics)....           590        642,762
Swisscom AG (Telecommunication Services)(s)......        11,000      3,353,269
UBS AG (Banking)(s)..............................        16,975      4,940,756
Zurich Allied AG (Insurance)(s)..................         6,799      3,850,754
                                                                  ------------
                                                                    34,131,123
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
UNITED KINGDOM (19.1%)
Allied Zurich PLC (Insurance)(s).................       105,550   $  1,281,657
Arriva PLC (Transport & Services)(s).............        41,300        216,861
AstraZeneca Group PLC (Pharmaceuticals)(s).......        70,600      3,188,122
Barclays PLC (Banking)(s)........................        80,000      2,450,847
Bass PLC (Food, Beverages & Tobacco)(s)..........        65,428        716,096
BG PLC (Gas Exploration)(s)......................       153,200        849,684
Billiton PLC (Metals & Mining)(s)................       285,300      1,240,594
BP Amoco PLC (Oil-Production)(s).................     1,181,512     11,457,965
British Aerospace PLC (Aerospace)(s).............       174,100      1,028,450
British American Tobacco PLC (Food, Beverages &
  Tobacco)(s)....................................       116,750        773,963
British Sky Broadcasting Group PLC
  (Broadcasting & Publishing)(s).................       154,900      1,667,390
British Telecommunications PLC
  (Telecommunications)(s)........................       255,500      4,628,517
Cable & Wireless Communications PLC
  (Telecommunications)(s)........................       338,600      3,944,820
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco)(s)....................................       181,000      1,176,131
Compass Group PLC (Food, Beverages &
  Tobacco)(s)....................................       233,400      2,489,408
Corus Group PLC (Metals & Mining)(s).............       494,000        940,301
Diageo PLC (Food, Beverages & Tobacco)(s)........       148,161      1,504,896
Dixons Group PLC (Retail)(s).....................        22,400        396,231
Glaxo Wellcome PLC (Pharmaceuticals)(s)..........       239,600      7,061,143
Glynwed International PLC (Metals & Mining)(s)...       269,000        900,460
Great Universal Stores PLC (Retail)(s)...........       135,700      1,026,509
Hanson PLC (Building Materials)(s)...............        83,000        645,563
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
UNITED KINGDOM (CONTINUED)

Hays PLC (Commercial Services)(s)................        72,100   $    818,697
HSBC Holdings PLC (Banking)(s)...................       344,100      4,226,281
Imperial Chemical Industries plc
  (Chemicals)(s).................................        70,000        695,495
Invensys PLC (Diversified Manufacturing)(s)......        92,500        453,832
Kingfisher PLC (Retail)(s).......................       123,800      1,352,934
Lloyds TSB Group PLC (Banking)(s)................       611,150      8,443,875
MEPC PLC (Real Estate)(s)........................       163,565      1,132,621
MFI Furniture Group PLC (Household
  Products)(s)...................................       500,634        334,757
National Power PLC (Electric)(s).................       208,589      1,413,590
Northern Foods PLC (Food, Beverages &
  Tobacco)(s)....................................        94,900        147,935
Nycomed Amersham PLC (Medical Supplies)(s).......        88,064        540,445
Ocean Group PLC (Transport & Services)(s)........        56,700        862,471
Pearson PLC (Broadcasting & Publishing)(s).......        74,000      1,663,543
Pilkington PLC (Building Materials)(s)...........       255,300        382,266
Prudential Corp. PLC (Insurance)(s)..............       184,000      2,880,369
Racal Electronic PLC (Telecommunications-
  Equipment)(s)..................................       166,600      1,227,448
Reuters Group PLC (Broadcasting &
  Publishing)(s).................................        82,100        754,420
RMC Group PLC (Building Materials)(s)............        89,000      1,277,850
Royal & Sun Alliance Insurance Group PLC
  (Insurance)(s).................................       195,454      1,329,386
Royal Bank of Scotland Group PLC (Banking)(s)....        69,300      1,592,000
Sainsbury (J.) PLC (Retail)(s)...................       138,300        829,452
Securicor PLC (Commercial Services)(s)...........        33,300        325,120

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
UNITED KINGDOM (CONTINUED)
Shell Transport & Trading Co. PLC
  (Oil-Services)(s)..............................        64,900   $    496,264
Smith & Nephew PLC (Medical Supplies)(s).........       120,300        386,904
SmithKline Beecham PLC (Pharmaceuticals)(s)......       313,400      4,036,923
Sottish Power PLC (Electric)(s)..................        93,000        859,158
Tate & Lyle PLC (Food, Beverages & Tobacco)(s)...        85,000        555,814
Tesco PLC (Retail)(s)............................       458,700      1,360,470
Thames Water PLC (Water)(s)......................        36,200        522,725
TI Group PLC (Diversified Manufacturing)(s)......        68,000        457,483
Unilever PLC (Food, Beverages & Tobacco)(s)......       152,521      1,414,034
Vodafone Group PLC (Telecommunications)(s).......     1,771,100      8,239,067
Williams PLC (Diversified Manufacturing)(s)......        95,000        475,450
Woolwich PLC (Financial Services)(s).............       249,000      1,465,795
                                                                  ------------
                                                                   102,540,482
                                                                  ------------
  TOTAL COMMON STOCK (COST $377,395,950).........                  499,251,831
                                                                  ------------

CONVERTIBLE PREFERRED STOCKS (0.2%)
AB International Cayman Trust, 0.500% (Banking)
  (cost $340,223)................................    56,000,000      1,002,108
                                                                  ------------

PREFERRED STOCK (0.9%)
AUSTRALIA (0.5%)
News Corp. Ltd. (Broadcasting &
  Publishing)(s).................................       413,163      2,795,297
                                                                  ------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------

GERMANY (0.4%)
ProSieben Media AG (Broadcasting &
  Publishing)(s).................................        18,307   $    750,422
Volkswagen AG (Automotive)(s)....................        30,361      1,075,399
                                                                  ------------
                                                                     1,825,821
                                                                  ------------
  TOTAL PREFERRED STOCK (COST $5,000,768)........                    4,621,118
                                                                  ------------

                                                     PRINCIPAL
                                                      AMOUNT
                                                   -------------
CONVERTIBLE BONDS (1.2%)

                                                       (IN JPY)
                                                   ------------
JAPAN (1.2%)
Nichiei Construction Co. Ltd., 1.75% due 03/31/14
  (Construction & Housing).......................    20,000,000        169,126
Sanwa International Finance Trust, 1.25% due
  07/31/05 (Financial Services)..................   204,000,000      2,541,202
Yamanouchi Pharmaceutical Co. Ltd., 1.25% due
  03/31/14 (Commercial Services).................   160,000,000      3,664,238
                                                                  ------------
                                                                     6,374,566
                                                                  ------------
  TOTAL CONVERTIBLE BONDS (COST $3,486,829)......                    6,374,566
                                                                  ------------

SHORT-TERM INVESTMENTS (2.7%)
EURO DOLLAR TIME DEPOSITS (2.4%)

                                                       (IN USD)
                                                   ------------
State Street Bank Euro Dollar, 4.875% due
  11/01/99.......................................  $ 13,246,000     13,246,000
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                     PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  -------------  -------------
U.S. TREASURY OBLIGATIONS (0.3%)
United States Treasury Bills, 5.092%(y) due
  03/02/00(s)....................................  $  1,580,000   $  1,553,063
                                                                  ------------
  TOTAL SHORT-TERM INVESTMENTS
   (COST $14,800,763)............................                   14,799,063
                                                                  ------------
TOTAL INVESTMENTS (COST $401,024,533) (98.1%)...................
                                                                   526,048,686
OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)....................
                                                                    10,006,930
                                                                  ------------
NET ASSETS (100.0%).............................................  $536,055,616
                                                                  ============

------------------------------
Note: Based on the cost of the investments of $402,506,981 for federal income tax purposes at October 31, 1999, the aggregate gross unrealized appreciation and depreciation was $138,094,975 and $14,553,270, respectively, resulting in net unrealized appreciation of investments of $123,541,705.

+ - Non-income producing security.

(s) - Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $195,740,044 of the market value has been segregated.

(y) - Yield to maturity.

SDR - Swedish Depositary Receipt.

JPY - Japanese Yen.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                    TOTAL INVESTMENTS
                                                    -----------------
Banking...........................................        11.8%
Pharmaceuticals...................................         6.4%
Telecommunications................................         6.2%
Food, Beverage & Tobacco..........................         5.4%
Financial Services................................         5.3%
Retail............................................         4.6%
Insurance.........................................         4.5%
Chemicals.........................................         3.7%
Telecommunication Services........................         3.6%
Oil - Services....................................         3.5%
Electronics.......................................         3.3%
Telecommunications - Equipment....................         3.1%
Short - Term......................................         3.0%
Automotive........................................         3.0%
Oil - Production..................................         2.7%
Utilities.........................................         2.7%
Diversified Manufacturing.........................         2.6%
Broadcasting & Publishing.........................         2.2%
Computer Systems..................................         1.9%
Entertainment, Leisure & Media....................         1.8%
Electric..........................................         1.7%
Building Materials................................         1.5%
Electrical Equipment..............................         1.3%
Transport & Services..............................         1.3%
Metals & Mining...................................         1.3%
Construction & Housing............................         1.2%
Wholesale & International Trade...................         1.1%
Real Estate.......................................         1.0%
Railroads.........................................         1.0%
Commercial Services...............................         0.9%
Forest Products & Paper...........................         0.9%
Automotive Supplies...............................         0.8%
Multi - Industry..................................         0.7%
Capital Goods.....................................         0.6%
Natural Gas.......................................         0.5%
Machinery.........................................         0.5%
Holding Companies.................................         0.4%
Information Processing............................         0.3%
Medical Supplies..................................         0.3%
Gas Exploration...................................         0.2%
Household Products................................         0.2%
Aerospace.........................................         0.2%
Truck & Freight Carriers..........................         0.2%
Manufacturing.....................................         0.2%
Business & Public Services........................         0.2%
Appliances & Household Durables...................         0.1%
Water.............................................         0.1%
                                                         -----
                                                         100.0%
                                                         =====

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $401,024,533)           $526,048,686
Cash                                                      3,482
Foreign Currency at Value (Cost $9,872,283)           9,673,849
Receivable for Investments Sold                       9,999,166
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    962,872
Dividends and Interest Receivable                       645,698
Foreign Tax Reclaim Receivable                          694,608
Variation Margin Receivable                             377,384
Prepaid Trustees' Fees                                      444
Prepaid Expenses and Other Assets                         6,468
                                                   ------------
    Total Assets                                    548,412,657
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    11,429,770
Unrealized Depreciation of Forward Foreign
  Currency Contract                                     458,172
Advisory Fee Payable                                    264,455
Administrative Services Fee Payable                      11,079
Administration Fee Payable                                  482
Fund Services Fee Payable                                   293
Accrued Expenses                                        192,790
                                                   ------------
    Total Liabilities                                12,357,041
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $536,055,616
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $1,173,744)                                                $  7,862,840
Interest Income (Net of Foreign Withholding Tax
  of $1,866)                                                         558,200
                                                                ------------
    Investment Income                                              8,421,040
EXPENSES
Advisory Fee                                       $ 2,881,754
Custodian Fees and Expenses                            761,522
Administrative Services Fee                            124,528
Professional Fees and Expenses                          52,555
Fund Services Fee                                        9,765
Printing Expenses                                        8,415
Administration Fee                                       6,065
Trustees' Fees and Expenses                              5,663
Insurance Expense                                        1,582
                                                   -----------
    Total Expenses                                                 3,851,849
                                                                ------------
NET INVESTMENT INCOME                                              4,569,191
NET REALIZED GAIN ON
  Investment Transactions                           23,241,397
  Futures Contracts                                  5,013,962
  Foreign Currency Transactions                        560,419
                                                   -----------
    Net Realized Gain                                             28,815,778
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                       70,761,167
  Futures Contracts                                    267,324
  Foreign Currency Contracts and Translations          (37,614)
                                                   -----------
    Net Change in Unrealized Appreciation                         70,990,877
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $104,375,846
                                                                ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL    FOR THE FISCAL
                                                      YEAR ENDED        YEAR ENDED
                                                   OCTOBER 31, 1999  OCTOBER 31, 1998
                                                   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     4,569,191   $     6,512,087
Net Realized Gain on Investments, Futures and
  Foreign Currency Contracts and Transactions           28,815,778         4,786,051
Net Change in Unrealized Appreciation of
  Investments, Futures and Foreign Currency
  Contracts and Translations                            70,990,877        22,380,408
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                       104,375,846        33,678,546
                                                   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          281,385,364       190,933,942
Withdrawals                                           (293,180,212)     (544,746,196)
                                                   ---------------   ---------------
    Net Decrease from Investors' Transactions          (11,794,848)     (353,812,254)
                                                   ---------------   ---------------
    Total Increase (Decrease) in Net Assets             92,580,998      (320,133,708)
NET ASSETS
Beginning of Fiscal Year                               443,474,618       763,608,326
                                                   ---------------   ---------------
End of Fiscal Year                                 $   536,055,616   $   443,474,618
                                                   ===============   ===============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                                   --------------------------------------
                                                    1999    1998    1997    1996    1995
                                                   ------  ------  ------  ------  ------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.80%   0.79%   0.77%   0.79%   0.82%
  Net Investment Income                             0.95%   1.09%   1.47%   1.39%   1.31%
  Portfolio Turnover                                  70%     74%     67%     57%     59%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The International Equity Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies. The portfolio commenced operations on October 4, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $160,213,973 on that date from The Pierpont International Equity Fund, Inc. in exchange for a beneficial interest in the portfolio. At that date, net unrealized appreciation of $11,116,204 was included in the contributed securities. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked price in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. Amortization is calculated using the scientific method. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations.

   e) A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   f) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------
      is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.60% of the portfolio's average daily net assets. For the fiscal year ended October 31, 1999, such fees amounted to $2,881,754

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent for the portfolio. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operation of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended October 31, 1999, the fee for these services amounted to $6,065.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Co. of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended October 31, 1999, the fee for these services amounted to $124,528.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $9,765 for the fiscal year ended October 31, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------
      Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,900.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1999 were as follows:

COST OF         PROCEEDS
PURCHASES      FROM SALES
---------     ------------
$327,214,797  $329,098,647

At October 31, 1999, the portfolio had open forward currency contracts as follows:

                                                                U.S. DOLLAR  NET UNREALIZED
                                                   CONTRACTUAL   VALUE AT    APPRECIATION/
PURCHASE CONTRACTS                                    VALUE      10/31/99    (DEPRECIATION)
------------------                                 -----------  -----------  --------------
British Pound 3,615,711, expiring 12/15/99.......  $ 5,880,908  $ 5,935,062  $      54,154
Euro 7,000,000, expiring 12/15/99................    7,395,780    7,383,655        (12,125)
Euro, 12,655,000 for Japanese Yen 1,405,797,466,
 expiring 12/15/99...............................   13,574,106   13,348,593       (225,513)
Japanese Yen 1,671,705,822, expiring
 12/15/99........................................   15,922,297   16,141,665        219,368
Japanese Yen 1,081,331,430 for Euro 9,550,000,
 expiring 12/15/99...............................   10,073,415   10,441,125        367,710
Japanese Yen 216,890,397 for Swedish Krona
 16,747,000, expiring 12/15......................    2,039,342    2,094,251         54,909

                                                                U.S. DOLLAR  NET UNREALIZED
                                                   SETTLEMENT    VALUE AT    APPRECIATION/
SALES CONTRACTS                                       VALUE      10/31/99    (DEPRECIATION)
---------------                                    -----------  -----------  --------------
Australian Dollar 4,272,623, expiring
 12/15/99........................................  $ 2,787,118  $ 2,725,696  $      61,422
British Pound 2,129,793, expiring 12/15/99.......    3,469,933    3,495,980        (26,047)
Euro 9,338,062, expiring 12/15/99................    9,796,110    9,849,861        (53,751)
Japanese Yen 454,926,514, expiring 12/15/99......    4,337,000    4,392,681        (55,681)
New Zealand Dollar 3,887,563, expiring
 12/15/99........................................    2,051,467    1,970,897         80,570
Swiss Franc 2,287,253, expiring 12/15/99.........    1,549,000    1,509,316         39,684
                                                                             -------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                            $     504,700
                                                                             =============

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

   At October 31, 1999, the fund had open future contracts as follows:

                                                                   NET UNREALIZED
                                                                   APPRECIATION/   MARKET VALUE
                                                   CONTRACTS LONG  (DEPRECIATION)  OF CONTRACTS
                                                   --------------  --------------  ------------
Australian All Ord. Index, expiring
 December 99.....................................             60   $     (12,209)  $ 2,752,888
CAC 40 Index, expiring November 99...............             89         173,302     4,571,471
DAX Index 10 Euro, expiring December 99..........             39         218,155     5,675,200
IBEX Plus Index, expiring November 99............             32         150,195     3,294,917
Topix Index, expiring December 99................             34          99,214     5,101,953
                                                   -------------   -------------   -----------
Totals...........................................            254   $     628,657    21,396,429
                                                   =============   =============   ===========

                                                                    NET UNREALIZED  MARKET VALUE
                                                                    APPRECIATION/      AMOUNT
                                                   CONTRACTS SHORT  (DEPRECIATION)  OF CONTRACTS
                                                   ---------------  --------------  ------------
FTSE 100 Index, expiring
 December 99.....................................               3   $     (11,089)  $   310,196
Hang Seng Index, expiring
 November 99.....................................               5         (14,396)      429,402
                                                   --------------   -------------   -----------
Totals...........................................               8   $     (25,485)  $   739,598
                                                   ==============   =============   ===========

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The International Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The International Equity Portfolio (the "portfolio") at October 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 17, 1999

34